Common Stock Subject to Possible Redemption - Schedule of Reconciliation of Stock by Class (Detail) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds			$ 978
Common stock issuance costs	$ 0	$ (1,110,697)		$ (1,110,697)
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds	57,500,000			57,500,000
Proceeds allocated to public warrants	(3,662,750)			(3,662,750)
Common stock issuance costs	(1,459,030)			(1,459,030)
Remeasurement of carrying value to redemption value	5,696,780			5,696,780
Common stock subject to possible redemption	$ 58,075,000			$ 58,075,000